Document and Entity Information	Jul. 16, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001475922
Document Type	8-K/A
Document Period End Date	Jul. 16, 2024
Entity Registrant Name	Primerica, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34680
Entity Tax Identification Number	27-1204330
Entity Address, Address Line One	1 Primerica Parkway
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30099
City Area Code	770
Local Phone Number	381-1000
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	PRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On July 16, 2024, Primerica, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, an exit plan with respect to the Company’s senior health business. At the time the Original Form 8-K was filed, the Company was unable in good faith to make a determination of an estimate of certain additional restructuring charges with respect to the exit plan that the Company expected to recognize in the third quarter of 2024. The Company is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend Items 2.05 and 2.06 of the Original Form 8-K to report that, in the third quarter of 2024, the Company recognized additional restructuring charges in the amount of approximately $2.0 million. All other information reported in the Original Form 8-K remains unchanged, and this Amendment should be read in conjunction with the Original Form 8-K.